Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Supplement dated September 2, 2022 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent Portfolio Supplement or in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses for variable annuity contracts and life policies and in any supplements to those prospectuses, initial summary prospectuses and updating summary prospectuses (collectively, the “Prospectuses”). Unless otherwise indicated, all other information included in your prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The Portfolios discussed below may not be available in all contracts or policies. Please refer to your Prospectuses for the current variable investment options and corresponding underlying Portfolios available to you under your contract or policy.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. As is applicable to your contract or policy, please note the following:

(1)	Substitution of Underlying Portfolio Shares.

On or about November 11, 2022, pursuant to the terms of your variable annuity contract or policy and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, shares of the Replacement Portfolios listed in the table below will be substituted for shares of the corresponding Removed Portfolios listed opposite their names at relative net asset value. Each of the Removed Portfolios currently serves as an underlying Portfolio for an available investment option. At the time of the substitution, each impacted variable investment option will change its name to correspond to the Replacement Portfolio name. We will automatically direct any contributions, allocation elections, rebalancing or other transaction made using the old variable investment option name to the applicable new variable investment option name. Until each substitution occurs, the variable investment option that invests in the underlying portfolio being substituted will be available for investment. You may continue to transfer your account value among the investment options prior to the substitution, as usual, including choosing to transfer your account value in an impacted variable investment option to other investment options under your contract or policy. Once each substitution occurs, the variable investment option that invests in the underlying portfolio that was substituted will no longer be available for investment and the remaining account value in the Removed Portfolio will be transferred to the Replacement Portfolio. You are permitted to make transfers out of each Removed Portfolio to one or more other Portfolios.

Note: We will not exercise any rights reserved by us under the contract or policy to impose additional restrictions on transfers until at least 30 days after the Substitution Date, and any transfers out of a Replacement Portfolio during the 30-day period following the Substitution Date will not count against any limited number of transfers or a limited number of transfers permitted without a transfer charge, as applicable. Please contact the customer service center referenced in your Prospectus for more information about your variable investment options and for information on how to transfer your account value.

The Removed Portfolios (current underlying Portfolios) and corresponding Replacement Portfolios (new underlying Portfolios) are:

Removed Portfolio		Replacement Portfolio

7Twelve Balanced Portfolio	will be substituted for:	EQ/All Asset Growth Allocation Portfolio†

ClearBridge Variable Aggressive Growth Portfolio	will be substituted for:	EQ/Loomis Sayles Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio	will be substituted for:	EQ/Franklin Rising Dividends Portfolio

Delaware Ivy VIP Global Equity Income	will be substituted for:	EQ/Franklin Rising Dividends Portfolio

Delaware Ivy VIP Natural Resources	will be substituted for:	1290 VT Natural Resources Portfolio

Delaware Ivy VIP Small Cap Growth	will be substituted for:	EQ/AB Small Cap Growth Portfolio

Franklin Mutual Shares VIP Fund	will be substituted for:	EQ/JPMorgan Value Opportunities Portfolio

Hartford Capital Appreciation HLS Fund	will be substituted for:	EQ/Fidelity Institutional AM® Large Cap Portfolio

GW Products Mailing	Catalog No. 164728
IM-80-22(8/22)	#367804

Removed Portfolio		Replacement Portfolio

Janus Henderson Forty Portfolio	will be substituted for:	EQ/Large Cap Growth Index Portfolio

Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio	will be substituted for:	EQ/500 Managed Volatility Portfolio†

Lord Abbett Series Fund Growth Opportunities Portfolio	will be substituted for:	EQ/Janus Enterprise Portfolio

MFS® Research Series	will be substituted for:	EQ/Fidelity Institutional AM® Large Cap Portfolio

Neuberger Berman International Equity Portfolio	will be substituted for:	EQ/MFS International Intrinsic Value Portfolio

Putnam VT Diversified Income Fund	will be substituted for:	EQ/Core Plus Bond Portfolio

Templeton Growth VIP Fund	will be substituted for:	1290 VT SmartBeta Equity ESG Portfolio
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in the prospectus for more information regarding volatility management.

For some period of time after each substitution occurs, you may still receive correspondence or documents using the corresponding substituted fund name.

Note: You will not bear any of the expenses related to the substitutions, and the substitution will have no tax consequences for you.

(2)	New Variable Investment Options

On or about November 11, 2022, pursuant to the terms of your variable annuity contract or life policy and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products:

Variable Investment Option & Underlying Fund Portfolio		Product(s)

EQ/Franklin Rising Dividends	will be added to	IL COLI; IL COLI ‘04; COIL (08)

EQ/Large Cap Growth Index	will be added to	Corporate Sponsored Variable Universal Life

EQ/500 Managed Volatility	will be added to	Investment Edge

EQ/AB Small Cap Growth	will be added to	Paramount Life

EQ/Core Plus Bond	will be added to	Investment Edge

1290 VT SmartBeta Equity ESG	will be added to	Paramount Life; Incentive Life Protector; Survivorship 2000; Survivorship Incentive Life ’99; Survivorship Incentive Life ‘02; Accumulator Life

EQ/JPMorgan Value Opportunities	will be added to	Investment Edge; Paramount Life

Therefore, as applicable to your contract or policy, the following information has been added to the “Portfolios of the Trusts” in the Prospectus:

EQ Premier VIP Trust Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as Applicable)	Equitable Volatility Management
EQ/CORE PLUS BOND	Seeks to achieve high total return through a combination of current income and capital appreciation.	• AXA Investment Managers, US Inc • Brandywine Global Investment Management, LLC • Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.

EQ Advisors Trust Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as Applicable)	Equitable Volatility Management
1290 VT SMARTBETA EQUITY ESG	Seeks to achieve long-term capital appreciation.	• AXA Investment Managers US Inc. • Equitable Investment Management Group, LLC
EQ/500 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AB SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FRANKLIN RISING DIVIDENDS	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.	• Equitable Investment Management Group, LLC • Franklin Advisers, Inc.
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

The “✓” in the chart above, indicates that it is EQ Managed Volatility Portfolio that includes the EQ volatility management strategy as part of its investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy.

Certain Removed Portfolios (and therefore the corresponding Replacement Portfolios) may not be available under your contract or policy. See your Prospectus for more information.

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